BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Bonds Payable [Abstract]
Schedule of weighted average assumptions of bonds payable
	2021	2020
Share price at date of grant	$0.074	-
Exercise price	$0.099	-
Expected life	3 years	-
Expected volatility	134.05%	-
Risk free interest rate	1.05%	-
Expected dividend yield	0%	-
Expected forfeiture rate	0%	-